Pension and Other Postretirement Benefits - Schedule of Net Benefit Costs (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0	$ 0	$ 0
Interest cost	2	1	5	7	7
Less Expected return on plan assets	(2)	(2)	(7)	(8)	(7)
Amortization of net actuarial loss (gain)	0	1	2	3	2
Amortization of prior service cost	0	0	0	0	0
Settlement expense (income)	1	0	0	3	0
Net periodic benefit cost	1	0	0	5	2
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	0
Interest cost	0	0	0	0	0
Less Expected return on plan assets	0	0	0	0	0
Amortization of net actuarial loss (gain)	0	0	(1)	(1)	0
Amortization of prior service cost	0	0	0	0	0
Settlement expense (income)	0	0	0	0	0
Net periodic benefit cost	0	0	(1)	(1)	0
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	0
Interest cost	0	0	1	1	1
Less Expected return on plan assets	0	0	0	0	0
Amortization of net actuarial loss (gain)	0	0	0	0	0
Amortization of prior service cost	0	0	0	0	0
Settlement expense (income)	0	0		0	0
Net periodic benefit cost	$ 0	$ 0	$ 1	$ 1	$ 1